Property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and equipment
Beginning of the year	¥ 151,401	¥ 244,412
Additions	27,593	98,600
Disposals, net	(19,291)	(75,711)
Depreciation charge	(74,908)	(119,309)	¥ (135,975)
Exchange difference	281	3,409
End of the year	85,076	151,401	244,412
Gross carrying amount
Property and equipment
Beginning of the year	593,936	697,036
End of the year	532,946	593,936	697,036
Accumulated depreciation and amortisation [member]
Property and equipment
Beginning of the year	(440,314)	(446,994)
End of the year	(445,930)	(440,314)	(446,994)
Exchange Difference [Member]
Property and equipment
Beginning of the year	2,221	5,630
End of the year	1,940	2,221	5,630
Office and telecommunication equipment
Property and equipment
Beginning of the year	41,855	58,448
Additions	2,987	15,481
Disposals, net	(877)	(9,467)
Depreciation charge	(18,761)	(23,027)
Exchange difference	42	420
End of the year	25,246	41,855	58,448
Office and telecommunication equipment | Gross carrying amount
Property and equipment
Beginning of the year	120,373	126,626
End of the year	111,470	120,373	126,626
Office and telecommunication equipment | Accumulated depreciation and amortisation [member]
Property and equipment
Beginning of the year	(75,862)	(65,102)
End of the year	(83,610)	(75,862)	(65,102)
Office and telecommunication equipment | Exchange Difference [Member]
Property and equipment
Beginning of the year	2,656	3,076
End of the year	2,614	2,656	3,076
Right-of-use properties
Property and equipment
Beginning of the year	89,574	144,001
Additions	21,612	76,534
Disposals, net	(17,718)	(57,952)
Depreciation charge	(45,082)	(75,519)
Exchange difference	186	2,510
End of the year	48,572	89,574	144,001
Right-of-use properties | Gross carrying amount
Property and equipment
Beginning of the year	358,173	461,605
End of the year	303,092	358,173	461,605
Right-of-use properties | Accumulated depreciation and amortisation [member]
Property and equipment
Beginning of the year	(269,772)	(316,267)
End of the year	(255,879)	(269,772)	(316,267)
Right-of-use properties | Exchange Difference [Member]
Property and equipment
Beginning of the year	(1,173)	1,337
End of the year	(1,359)	(1,173)	1,337
Leasehold improvements
Property and equipment
Beginning of the year	19,972	41,963
Additions	2,994	6,585
Disposals, net	(696)	(8,292)
Depreciation charge	(11,065)	(20,763)
Exchange difference	53	479
End of the year	11,258	19,972	41,963
Leasehold improvements | Gross carrying amount
Property and equipment
Beginning of the year	115,390	108,805
End of the year	118,384	115,390	108,805
Leasehold improvements | Accumulated depreciation and amortisation [member]
Property and equipment
Beginning of the year	(94,680)	(65,625)
End of the year	(106,441)	(94,680)	(65,625)
Leasehold improvements | Exchange Difference [Member]
Property and equipment
Beginning of the year	738	1,217
End of the year	¥ 685	¥ 738	¥ 1,217